CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
CASH EQUIVALENTS
CASH EQUIVALENTS

2— CASH EQUIVALENTS

Cash equivalents at December 31, 2022 and 2021 only comprise cash investments which are highly liquid and have initial maturities of 90 days or less.

	December 31,
	2022	2021
Total cash and cash equivalents	63,136	47,183
Short term investment	—	—
Total cash and cash equivalents	63,136	47,183